Debt	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
Debt
Note 14. Debt

a) The Company’s short- and long-term debt consists of the following:

As of December 31, 2024					(Thousands of Mexican pesos)

Currency	Loan	Interest rate	Maturity	Total

Senior Notes
U.S. dollars

	Fixed-rate Senior notes (i)	5.125%	2028	Ps.	4,143,002
	Fixed-rate Senior notes (i)	6.375%	2028		4,676,086
	Fixed-rate Senior notes (i)	4.375%	2029		2,402,000
	Fixed-rate Senior notes (i)	3.625%	2029		20,268,300
	Fixed-rate Senior notes (i)	2.875%	2030		20,268,300
	Fixed-rate Senior notes (i)	4.700%	2032		15,201,225
	Fixed-rate Senior notes (i)	6.375%	2035		19,889,891
	Fixed-rate Senior notes (i)	6.125%	2037		7,483,563
	Fixed-rate Senior notes (i)	6.125%	2040		40,445,595
	Fixed-rate Senior notes (i)	4.375%	2042		23,308,545
	Fixed-rate Senior notes (i)	4.375%	2049		25,335,375
	Subtotal U.S. dollars			Ps.	183,421,882
Mexican pesos
	Commercial Paper (ii)	10.420% - 11.530%	2025	Ps.	6,500,597
	Domestic Senior notes (i)	0.000%	2025		6,201,365
	Domestic Senior notes (i)	TIIE + 0.050%	2025		3,000,000
	Domestic Senior notes (i)	TIIE + 0.300%	2025		409,418
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	10.125%	2029		17,500,000
	Fixed-rate Senior notes (i)	9.500%	2031		17,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	10.300%	2034		20,000,000
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,964,352
	Domestic Senior notes (i)	4.840%	2037		11,062,112
	Subtotal Mexican pesos			Ps.	120,204,796
Euros

	Commercial Paper (ii)	2.870% - 3.840%	2025	Ps.	26,158,406
	Fixed-rate Senior notes (i)	1.500%	2026		15,745,429
	Fixed-rate Senior notes (i)	0.750%	2027		15,867,928
	Fixed-rate Senior notes (i)	2.125%	2028		12,520,975
	Fixed-rate Senior notes (i)	5.250%	2028		10,496,953
	Floating-rate Senior notes (i)	Euribor 3M + 1.050%	2028		3,778,901
	Subtotal euros			Ps.	84,568,592
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	12,687,956
	Fixed-rate Senior notes (i)	5.750%	2030		16,494,343
	Fixed-rate Senior notes (i)	4.948%	2033		7,612,773
	Fixed-rate Senior notes (i)	4.375%	2041		19,031,934
	Subtotal Pound Sterling			Ps.	55,827,006
Brazilian reais

	Debentures (i)	CDI + 1.37%	2025	Ps.	4,909,719
	Debentures (i)	CDI + 1.35%	2026		4,909,719
	Debentures (i)	CDI + 1.20%	2027		9,819,437
	Debentures (i)	CDI + 0.55%	2028		4,909,719
	Debentures (i)	IPCA + 5.7687%	2029		8,182,864
	Subtotal Brazilian reais			Ps.	32,731,458
Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,674,427
Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,907,036
	Subtotal other currencies			Ps.	5,581,463
Lines of Credit and others

Euros
	Lines of credit (iii)	Euribor 3M + 1.300%	2028	Ps.	6,088,232
Mexican pesos
	Lines of credit (iii)	TIIE + 0.400% - 0.790%	2025		10,380,000
U.S. dollars
	Lines of credit (iii)	SOFR 1M + 0.400% - 0.550% & 6.750%	2025 - 2029		23,511,228
Peruvian Soles
	Lines of credit (iii)	5.080% - 6.150%	2025		21,298,150
Colombian pesos
	Lines of credit (iii)	IBR 1M + 0.560% - 2.550% & IBR 3M + 0.560%	2025 - 2026		17,008,428
Chilean pesos
	Lines of credit (iii)	TAB 30 + 3.350% & TAB 180 + 0.600% - 0.750%	2025 - 2026		6,526,415
	Financial leases	8.270% - 8.970%	2027		22,052
Dominican pesos
	Lines of credit (iii)	10.900% - 13.250%	2025 - 2026		415,929

	Subtotal Lines of Credit and others			Ps.	85,250,434
	Total debt			Ps.	567,585,631
	Less: Short-term debt and current portion of long-term debt			Ps.	104,210,738
	Long-term debt			Ps.	463,374,893

As of December 31, 2025 (Thousands of Mexican pesos)					(Thousands of Mexican pesos)

Currency	Loan	Interest rate	Maturity	Total

Senior Notes
U.S. dollars

	Fixed-rate Senior notes (i)	4.375%	2029	Ps.	2,123,847
	Fixed-rate Senior notes (i)	3.625%	2029		17,966,700
	Fixed-rate Senior notes (i)	2.875%	2030		17,966,700
	Fixed-rate Senior notes (i)	4.700%	2032		13,475,025
	Fixed-rate Senior notes (i)	5.000%	2033		8,983,350
	Fixed-rate Senior notes (i)	6.375%	2035		17,631,262
	Fixed-rate Senior notes (i)	6.125%	2037		6,633,755
	Fixed-rate Senior notes (i)	6.125%	2040		35,852,730
	Fixed-rate Senior notes (i)	4.375%	2042		20,661,705
	Fixed-rate Senior notes (i)	4.375%	2049		22,458,375
	Subtotal U.S. dollars			Ps.	163,753,449
Mexican pesos
	Commercial Paper (ii)	7.370% - 8.350%	2026	Ps.	6,030,073
	Domestic Senior notes (i)	9.350%	2028		11,016,086
	Fixed-rate Senior notes (i)	10.125%	2029		26,000,000
	Fixed-rate Senior notes (i)	9.500%	2031		22,000,000
	Domestic Senior notes (i)	9.520%	2032		14,679,166
	Fixed-rate Senior notes (i)	10.300%	2034		28,896,000
	Fixed-rate Senior notes (i)	8.460%	2036		7,871,700
	Domestic Senior notes (i)	8.360%	2037		4,996,435
	Domestic Senior notes (i)	4.840%	2037		11,492,450
	Subtotal Mexican pesos			Ps.	132,981,910
Euros

	Commercial Paper (ii)	2.220% - 2.260%	2026		9,555,086
	Fixed-rate Senior notes (i)	1.500%	2026		15,819,679
	Fixed-rate Senior notes (i)	0.750%	2027		15,942,756
	Fixed-rate Senior notes (i)	2.125%	2028		12,580,020
	Fixed-rate Senior notes (i)	5.250%	2028		10,546,452
	Floating-rate Senior notes (i)	Euribor 3M + 1.050%	2028		3,796,723
	Fixed-rate Senior notes (i)	3.000%	2030		13,710,389
	Subtotal euros			Ps.	81,951,105
Pound Sterling
	Fixed-rate Senior notes (i)	5.000%	2026	Ps.	12,087,097
	Fixed-rate Senior notes (i)	5.750%	2030		15,713,227
	Fixed-rate Senior notes (i)	4.948%	2033		7,252,258
	Fixed-rate Senior notes (i)	4.375%	2041		18,130,646
	Subtotal Pound Sterling			Ps.	53,183,228
Brazilian reais
	Debentures (i)	CDI + 1.35%	2026		4,897,872
	Debentures (i)	CDI + 1.20%	2027		9,795,744
	Debentures (i)	CDI + 0.55%	2028		4,897,872
	Debentures (i)	IPCA + 5.7687%	2029		8,163,120
	Subtotal Brazilian reais			Ps.	27,754,608
Other currencies
Japanese yen
	Fixed-rate Senior notes (i)	2.950%	2039	Ps.	1,490,156
Chilean pesos
	Fixed-rate Senior notes (i)	4.000%	2035	Ps.	3,934,278
	Subtotal other currencies			Ps.	5,424,434
Lines of Credit and others

Mexican pesos
	Lines of credit (iii)	TIIE Fondeo + 0.300%	2026		4,000,000
U.S. dollars
	Lines of credit (iii)	SOFR 1M + 0.400%	2026		4,940,843
Peruvian Soles
	Lines of credit (iii)	4.650% - 4.890%	2026		24,590,054
Colombian pesos
	Lines of credit (iii)	IBR 1M + 1.350% & IBR 3M + 0.850% - IBR 3M + 0.990%	2027		14,585,379
Chilean pesos
	Lines of credit (iii)	TAB 90 + 0.750% & TAB 180 + 0.650% - 0.800% & TAB 360 + 0.850% & 6.620%	2026 - 2027		11,727,384
	Financial leases	8.270% - 8.970%	2027		14,466
	Subtotal Lines of Credit and others			Ps.	59,858,126
	Total debt			Ps.	524,906,860
	Less: Short-term debt and current portion of long-term debt			Ps.	91,973,001
	Long-term debt			Ps.	432,933,859

EURIBOR = Euro Interbank Offered Rate
TIIE = Mexican Interbank Rate
CDI = Brazil Interbank Deposit Rate
TAB = Chilean weighted average funding rate
IBR = Colombia Reference Bank Indicator
IPCA = Brazil consumer price index
SOFR = Secured Overnight Financing Rate

Interest rates on the Company’s debt are subject to fluctuations in international and local rates. The Company’s weighted average cost of borrowed funds as of December 31, 2024, and 2025 was approximately 6.14% and 6.29%, respectively.

Such rates do not include commissions or the reimbursements for Mexican tax withholdings (typically a tax rate of 4.9%) that the Company must pay to international lenders.

An analysis of the Company’s short-term debt maturities as of December 31, 2024 and 2025, is as follows:

	2024		2025
Senior Notes	Ps.	47,179,504	Ps.	48,389,808
Lines of credit		57,023,548		43,574,762
Financial leases		7,686		8,431
Subtotal short term debt	Ps.	104,210,738	Ps.	91,973,001
Weighted average interest rate		6.42%		5.09%

The Company’s long-term debt maturities are as follows:

Years	Amount
2027	Ps.	42,013,431
2028		42,837,154
2029		54,253,667
2030		47,390,315
2031		22,000,000
2032 and thereafter		224,439,292
Total	Ps.	432,933,859

(i) Senior Notes

The outstanding Senior Notes as of December 31, 2024, and 2025, are as follows:

Currency*	2024		2025
U.S. dollars	Ps.	183,421,882	Ps.	163,753,449
Mexican pesos		120,204,796		132,981,910
Euros		84,568,592		81,951,105
Pound sterling		55,827,006		53,183,228
Brazilian reais		32,731,458		27,754,608
Japanese yens		1,674,427		1,490,156
Chilean pesos		3,907,036		3,934,278

*Thousands of Mexican pesos.
*Includes secured and unsecured senior notes.

On November 25, 2025, under our Mexican Global Note program, the Company reopened its Global Peso Notes for a total amount of Ps.10,000,000 million.

(ii) Commercial Paper

In August 2020, the Company established a Euro-Commercial Paper program for a total amount of €2,000 million. As of December 31, 2025, debt under this program aggregated to Ps. 9,555 million.

Additionally, under our Mexican Domestic Senior Notes program, the Company has an aggregated amount outstanding of Ps. 6,030 million in Commercial Paper in Mexican pesos as of December 31, 2025.

 (iii) Lines of credit

As of December 31, 2024, and 2025, debt under lines of credit aggregated to Ps. 85,228 million and Ps. 59,844 million respectively.

The Company has two undrawn revolving syndicated credit facilities, one for the Euro equivalent of US$ 1,500 million and the other for US$ 2,500 million maturing in 2030 and 2029, respectively. As long as the facilities are committed, a commitment fee is paid. Telekom Austria has an undrawn revolving syndicated credit facility in Euros for €1,000 million that matures in 2030.

Restrictions

A portion of the debt is subject to certain restrictions with respect to maintaining certain financial ratios, as well as restrictions on selling a significant portion of groups of assets, among others. As of December 31, 2025, the Company was in compliance with all these requirements.

A portion of the debt is also subject to early maturity or repurchase at the option of the holders in the event of a change in control of the Company, as defined in each instrument. The definition of change in control varies from instrument to instrument; however, no change in control shall be considered to have occurred as long as its current shareholders continue to hold the majority of the Company’s voting shares.

Covenants

In conformity with the credit agreements, the Company is obliged to comply with certain financial and operating commitments. Such covenants limit in certain cases, the ability of the Company or the guarantor to: pledge assets, carry out certain types of mergers, sell all or substantially all of its assets, and sell control of Telcel.

Such covenants do not restrict the ability of AMX’s subsidiaries to pay dividends or other payment distributions to AMX. The more restrictive financial covenants require the Company to maintain a consolidated ratio of debt to EBITDA (defined as operating income plus depreciation and amortization) that does not exceed 4 to 1, and a consolidated ratio of EBITDA to interest paid that is not below 2.5 to 1 (in accordance with the clauses included in the credit agreements).

Several of the Company’s financing instruments may be accelerated, at the option of the debt holder, upon the occurrence of events of default as specified in the applicable debt agreements.

As of December 31, 2025, the Company was in compliance with all the covenants.